CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments) (Details) m³ in Millions						12 Months Ended
	Dec. 31, 2019 USD ($) MW	May 25, 2018 USD ($)	Apr. 24, 2017 MW	Mar. 31, 2008 electrical_plant	Dec. 20, 2000 electrical_plant	Dec. 31, 2019 USD ($) BTU t MW m³	Dec. 31, 2006 distributor MW	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Number of electrical plants terminated | electrical_plant				2
Borrowings	$ 2,188,674,000					$ 2,188,674,000		$ 2,036,957,000
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term			25 years
Long-term contract for purchase of electric power, electrical demand | MW			699
Percentage of electricity needs supplied			78.00%
Guarantor obligations, outstanding		$ 60,800,000
Guarantor obligations, percentage of amount payable if counterparty terminates agreement		78.00%
Iberdrola Energia Monterey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term					25 years
Long-term contract for purchase of electric power, electrical demand | MW	51.7					111.2
Percentage of electricity needs supplied						7.00%
Long-term contract for purchase of electric power, credit (per megawatt)						$ 750,000
Long-term contract for purchase of electric power, credit						83,400,000
Long-term contract for purchase of electric power, discount						$ 15,000,000
Short-term contract for purchase of electric power, percentage discount on contract						2.50%
Ternium Mexico S.A. de C.V.
Disclosure of contingent liabilities [line items]
Number of electrical plants | electrical_plant					4
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	$ 25,000,000					$ 25,000,000
Guarantor obligations, current carrying value	14,000,000					14,000,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	236,000,000					$ 236,000,000
Long-term contract for purchase of natural gas transportation, capacity | BTU						150,000,000,000
Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term							15 years
Long-term contract for purchase of electric power, electrical demand | MW							200
Number of distributors | distributor							24
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 157,000,000
Long-term purchase commitment, period for maintenance services of turbines						20 years
Primetals Technologies Brazil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 89,900,000
Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	307,200,000
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required						85.00%
Long-term purchase commitment, amount						$ 33,300,000
Long-term purchase commitment, volume | m³						61.5
Stahllog Solucao Logisticas Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	18,200,000
LSI Logistica S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	18,300,000
Gas Verde S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount	16,500,000
Long-term purchase commitment, volume | m³						46.1
Public utilities inventory, fuel | Air Liquide Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 15,800,000
Freight Services
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum quantity required (per month) | t						200,000
Long-term purchase commitment, quantity required | t						1,200,000
Freight Services | Ferrocarril Mexicano, S. A. de C. V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period						5 years
Long-term purchase commitment, period to make investments to improve loading and unloading of gondolas						36 months
Iron Ore, Pellets and Iron Ore Fines | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required						80.00%
Long-term purchase commitment, amount						$ 462,400,000
Iron Ore, Pellets and Iron Ore Fines | Vale S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | t						8,000,000
Ternium S.A. | Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, borrowing outstanding	115,000,000					$ 115,000,000
Guarantor obligations, percentage						48.00%
Techgen S.A. de C.V. | Syndicated Loan
Disclosure of contingent liabilities [line items]
Borrowings	640,000,000					$ 640,000,000
Borrowings outstanding	45,000,000					45,000,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding	21,000,000					$ 21,000,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, percentage						48.00%
Scenario one | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required						80.00%
Long-term purchase commitment, percentage of penalty						7.00%
Scenario one | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						70.00%
Scenario one | Top of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						75.00%
Scenario two | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required						80.00%
Long-term purchase commitment, percentage of penalty						15.00%
Scenario two | Bottom of range | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated						70.00%
Forecast | Natural Gas | Ternium Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 35,900,000
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of contingent liabilities [line items]
Original principal amount	$ 1,000,000,000					$ 1,000,000,000			$ 1,000,000,000
Borrowings, net senior leverage ratio	350.00%					350.00%
Borrowings	$ 875,000,000					$ 875,000,000